Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 15 – Equity

Ordinary shares

Infobird Cayman was established under the laws of the Cayman Islands on March 26, 2020 and 19,000,000 ordinary shares were issued on the same day.

On April 22, 2021, the Company completed its initial public offering (“IPO”) of 6,250,000 ordinary shares, par value $0.001 per share, and on June 8, 2021, issued 125,000 ordinary shares pursuant to the underwriter’s partial exercise of its over-allotment option in connection with the IPO, at a public offering price of $4 per share, which resulted in net proceeds to the Company of approximately $20.8 million after deducting underwriting discounts and commissions and other expenses.

During the year ended December 31, 2021, the Company granted 70,000 ordinary shares to two consulting firms based on grant date fair value of $150,600 to be amortized over stated services period.

On September 9, 2022, the Company effected the 1-for-5 Share Consolidation of its ordinary shares pursuant to the Company’s second amended and restated memorandum and articles of association. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Share Consolidation.

Upon execution of 1-for-5 Share Consolidation, the Company recognized additional 4,135 shares of ordinary share due to round up.

On September 29, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 1”) with a purchaser. Pursuant to the Agreement 1, the Company agreed to sell to this purchaser 500,000 ordinary shares for a consideration of $277,500. On September 29, 2022, the Company issued 500,000 shares to this purchaser.

On October 8, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 2”) with a purchaser. Pursuant to the Agreement 2, the Company agreed to sell to this purchaser 500,000 ordinary shares for a consideration of $287,500. On October 8, 2022, the Company issued 500,000 shares to this purchaser.

On November 9, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 3”) with a purchaser. Pursuant to the Agreement 3, the Company agreed to sell to this purchaser 500,000 ordinary shares for a consideration of $202,500. On November 9, 2022, the Company issued 500,000 shares to this purchaser.

On December 23, 2022, we issued the convertible notes (the “2022 CB”) in the aggregate principal amount of US$6.25 million pursuant to the convertible note purchase agreement dated November 25, 2022, under which the holder of the 2022 CB (the “2022 CB Holder”) may subscribe at eighty percent of the face value up to US$12.5 million in aggregate principal amount of our two-year convertible notes. On the same date of the 2022 CB issuance, the 2022 CB Holder elected to convert the 2022 CB at the conversion price of US$0.5, representing the floor price of the conversion price, resulting in the issuance of 12.5 million ordinary shares.

On February 28, 2023, the Company issued 3,846,000 units (each, a “Unit”) at a per Unit price of $1.30. Each Unit comprises: (1) one ordinary share, and (2) 0.65 of a warrant to purchase one ordinary share. In a concurrent private placement we also sold unregistered warrant to purchase 2,884,500 ordinary shares. The net proceeds of this offering was $4,522,314. On February 28, 2023, the Company issued 3,846,000 ordinary shares.

Upon execution of 1-for-5 Share Consolidation in May 2023, the Company recognized additional 12,321 shares of ordinary share due to round up.

On May 31, 2023, the Company issued 499,980 shares of ordinary shares for the exercise of the warrants issued on February 28, 2023.

On July 24, 2023, the Company entered into a securities purchase agreement (the “Agreement 4”) with certain accredited investors (the “Purchasers 4”), pursuant to which the Company agreed to sell to the Purchasers 4 an aggregate of 88,105,727 ordinary shares. The net proceeds from the transactions were $30,000,000, after deducting certain fees due to the placement agent and the Company’s transaction expenses, and will be used for working capital and general corporate purposes.

On August 3, 2023, the Company entered into a securities purchase agreement (the “Agreement 5”) with certain purchasers listed on the signature pages thereto (the “Purchasers 5”), in connection with the offer and sale (the “Offering”) of an aggregate of 44,117,648 ordinary shares of the Company. The net proceeds from the transactions were $15,000,000, after deducting certain fees due to the placement agent and the Company’s transaction expenses, and will be used for working capital and general corporate purposes.

On October 4, 2023, the Company issued $2,220,000 convertible note at eighty percent of the face value to a certain purchaser (the “Purchaser 6”). On the same day, all of the issued convertible note was converted into common shares at conversion price of US$0.5 for 5,550,000 shares.

Upon execution of 1-for-20 Share Consolidation in November 2023, the Company recognized additional 33,434 shares of ordinary share due to round up.

From December 21, 2023 to December 28, 2023, the Company issued $727,762 convertible note at eighty percent of the face value to some purchasers (the “Purchasers 7”). On the same day, all of the issued convertible note was converted into common shares at conversion price of US$0.67 for 1,348,985 shares.

On December 22, 2023, the Company entered into a securities purchase agreement (the “Agreement 6”) with certain accredited investors (the “Purchasers 6”), pursuant to which the Company agreed to sell to the Purchasers 6 an aggregate of 1,720,000 ordinary shares on December 28, 2023. The net proceeds from the transactions were $1,184,676, and received on January 10, 2024. The commitment share of 471,698 shares were issued on January 5, 2024 to the purchase with nil consideration.

On January 8, 2024, pursuant to the Agreement 6, the Company agreed to sell to this purchaser 2,040,000 ordinary shares for a consideration of $1,020,000. From January 26, 2024 to January 28, 2024, the Company issued 2,040,000 shares to this purchaser.

On February 12, 2024, pursuant to the Agreement 6, the Company agreed to sell to this purchaser 2,640,000 ordinary shares for a consideration of $3,492,720. On February 14, 2024, the Company issued 2,640,000 shares to this purchaser.

Upon execution of 1-for-8 share consolidation in March, 2024, the Company recognized additional 62,236 shares of ordinary share due to round up, and retroactively restated the financial statement.

On May 2, 2024, the Company effected a capital reduction to reduce the par value of each of the then issued Consolidated Shares from US$4.00 to US$0.00001 by cancelling the paid-up capital of the Company to the extent of US$3.99999 on each of the then issued Consolidated Shares. Immediately following the Capital Reduction, the Company sub-divided the balance of each unissued Consolidated Share in the authorized share capital of the Company into 400,000 ordinary shares with par value of US$0.00001 each in the share capital of the Company. Immediately following the Capital Reduction and Share Subdivision, the authorized share capital of the Company was changed to US$50,000,000 divided into 5,000,000,000,000 ordinary shares of par value US$0.00001 each through the cancellation of excess authorized but unissued shares, which impacted between ordinary shares capital and additional paid-in capital.

On December 24, 2024, $3,643,500 convertible bonds were converted into common shares at conversion price of US$1.05 for 3,470,000 shares.

On January 24, 2025, $3,360,141 convertible bonds were converted into common shares at conversion price of US$1.2301 for 2,731,600 shares.

As a result, the Company had 5,000,000,000,000 authorized ordinary shares, par value $0.00001 per share, of which 8,188,574 and 5,456,974 shares were issued and outstanding as of December 31, 2025 and 2024, respectively.

Subscription receivable

In connection with the sale of 1,720,000 ordinary shares on December 28, 2023, the Company received the net proceeds from the investors on January 10, 2024 amounting to $1,184,676.

Warrants

In connection with the IPO, on April 22, 2021, the Company issued warrants to purchase 625,000 ordinary shares at $5 per share, are exercisable upon issuance and will expire on March 31, 2026 which is five years from the effective of the registration statement. As of December 31, 2024, the Company had warrants to purchase 156 ordinary shares outstanding with an exercise price of $16,000 per share (Upon the 1-for-5 Share Consolidation On September 9, 2022, 1-for-5 Share Consolidation in May 2023, 1-for-20 Share Consolidation in November 2023 and 1-for-8 Share Consolidation in March 2024, the warrants have retroactively restated) and remaining lives of 1.25 years.

In connection with the issuance of Unit in February 28, 2023, the Company issued warrants to purchase 5,384,400 ordinary shares at $1.3 per share by negotiated with the investor, with cashless conversion conditions, are exercisable upon issuance and will expire on August 31, 2028 which is five years and 6 months from effective of the issuance date. On May 31, 2023, the purchasers exercised part of the warrants to convert to 499,980 ordinary shares, after consideration of 1-for-5 Share Consolidation in May 2023 under the cashless considerations. As of December 31, 2024, the Company had warrants to purchase 3,606 ordinary shares outstanding with an exercise price of $1,040 per share ((Upon the 1-for-5 Share Consolidation On September 9, 2022, 1-for-5 Share Consolidation in May 2023, 1-for-20 Share Consolidation in November 2023 and 1-for-8 Share Consolidation in March 2024, the warrants have been retroactively restated) and remaining lives of 2.67 years.

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2025:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2023, 2024 and 2025	3,762	$1,661.4

Warrants exercisable, as of December 31, 2025	3,762	$1,661.4

Share-based compensation

During the year ended December 31, 2021, the Company granted 70,000 ordinary shares to two consulting firms based on grant date fair value of $150,600 to be amortized over stated services period. For the year ended December 31, 2025, 2024, and 2023, all of share-based compensation expenses amounted to nil. As of December 31, 2025, the share-based compensations had been fully amortized by the Company.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Infobird WFOE, Infobird Beijing, Infobird Anhui, Infobird Guiyang, Shanghai Qishuo, Anhui Weiao, and Guangnian Zhiyuan (collectively “Infobird PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Infobird PRC entities.

Infobird PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, the Infobird PRC entities are subject to limitations on their ability to transfer assets to the Company. In addition, PRC foreign exchange controls and other applicable regulations may further restrict the ability of these entities to remit funds to the Company in the form of dividends, loans, or advances. As of December 31, 2025 and 2024, the amounts subject to such restrictions primarily consisted of the paid-in capital, registered capital, and statutory reserves of the Infobird PRC entities, which amounted to $1.5 million as of each respective date.

Statutory reserves

During the years ended December 31, 2025, 2024 and 2023, Infobird PRC entities did not attribute any retained earnings for their statutory reserves.